Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities
Schedule of change in the balances of lease liability

The change in the Company's lease liability balance to December 31, 2023 and 2022 occurred as follows:

				Changes in cash		Changes not affecting cash
	Current	Non- current	Balance on December 31, 2022	Lease payments	Interest paid	Lease termination	Remeasurements and new contracts	Interest	Balance on December 31, 2023	Current	Non- Current
Lease of properties and equipment	1,992	2,824	4,816	(1,995)	(327)	(63)	-	377	2,808	2,056	752

				Changes in cash		Changes not affecting cash
	Current	Non- current	Balance on December 31, 2021	Lease payments	Interest paid	Lease termination	Remeasurements and new contracts	Interest	Balance on December 31, 2022	Current	Non- Current
Lease of properties and equipment	2,220	2,038	4,258	(2,884)	(260)	(3,949)	7,139	512	4,816	1,992	2,824